OTHER RECEIVABLES, NET	12 Months Ended
Mar. 31, 2022
OTHER RECEIVABLES, NET
OTHER RECEIVABLES, NET

5. OTHER RECEIVABLES, NET

	March 31, 2021	March 31, 2022
	RMB	RMB

Unreceived disposal consideration (i)	—	93,988
Rental and other deposits	44,892	39,697
Deposits in non-bank financing partners (ii)	19,919	310
Staff advance	16,268	15,742
Others	49,926	46,520
	131,005	196,257
Less: provision for credit losses	(20,980)	(30,251)
	110,025	166,006

(i) As of March 31, 2021, unreceived consideration of RMB129.4 million from the divestiture of 2B business was due from 58.com and was recorded in “amounts due from related parties”. Since July 12, 2021, 58.com was no longer the Company’s related party, unreceived 2B disposal consideration was recorded as “other receivables, net”. A total of US$7 million (equivalent to RMB45.4 million) was net settled with a portion of long-term debt due to the same counterparty during the fiscal year ended March 31, 2022. In addition to remaining amounts due from 58.com, the other receivables balance at March 31, 2022 included RMB9.7 million due from Boche related to that entity’s acquisition of the Company’s salvage care related business. The remaining amount due from 58.com related to the 2B transaction was fully settled in July 2022 (Note 26).

(ii) In relation with the Company’s historically-facilitated loans for non-banking financial institutions, which were not transferred to Golden Pacer during the divestiture of loan facilitation related business (Note 3), the Company, as the guarantor, was required to deposit a separate guarantee fund with those financial institutions.

The movement of the provision for credit loss for the year ended December 31, 2019, the three months ended March 31, 2020, and for the fiscal years ended March 31, 2021 and 2022 was as follows:

	For the year ended December 31,	For the three months ended March 31,	For the fiscal years ended March 31,
	2019	2020	2021	2022
	RMB	RMB	RMB	RMB

Beginning balance of the period	(6,457)	(6,119)	(51,666)	(20,980)
Changes on initial application of ASU 2016-13	—	(8,434)	—	—
Addition	(1,411)	(39,748)	(1,104)	(3,494)
Write-off	—	2,635	31,790	679
Reclassified from amounts due from related parties	—	—	—	(6,456)
Reclassified as assets held for sale	1,749	—	—	—
Ending balance of the period	(6,119)	(51,666)	(20,980)	(30,251)